AAM SLC Low Duration Income ETF
Schedule of Investments
January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 33.7%	Par	Value
Affirm, Inc., Series 2024-X2, Class D, 6.08%, 12/17/2029 (a)	$750,000	$754,798
American Credit Acceptance Receivables Trust
Series 2022-1, Class E, 3.64%, 03/13/2028 (a)	1,000,000	991,793
Series 2024-1, Class C, 5.63%, 01/14/2030 (a)	1,000,000	1,007,493
Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/2032	395,000	393,413
CPS Auto Trust, Series 2024-A, Class D, 6.13%, 04/15/2030 (a)	1,000,000	1,017,866
DT Auto Owner Trust
Series 2021-3A, Class E, 2.65%, 09/15/2028 (a)	175,000	169,276
Series 2021-4A, Class D, 1.99%, 09/15/2027 (a)	775,000	756,604
Exeter Automobile Receivables Trust
Series 2022-2A, Class D, 4.56%, 07/17/2028	750,000	747,874
Series 2022-5A, Class D, 7.40%, 02/15/2029	195,000	201,068
Series 2022-6A, Class D, 8.03%, 04/06/2029	500,000	521,583
Series 2023-5A, Class D, 7.13%, 02/15/2030	180,000	187,556
Series 2024-5A, Class D, 5.06%, 02/18/2031	500,000	495,948
GLS Auto Receivables Trust, Series 2022-1A, Class D, 3.97%, 01/18/2028 (a)	1,000,000	990,923
Marriott Vacations Worldwide Corporation, Series 2021-1WA, Class C, 1.94%, 01/22/2041 (a)	168,644	160,105
Metronet Systems Holdings LLC, Series 2024-1A, Class A2, 6.23%, 04/20/2054 (a)	600,000	611,653
Octane Receivables Trust, Series 2023-2A, Class D, 7.38%, 06/20/2031 (a)	750,000	781,995
Pagaya AI Debt Selection Trust
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	589,207	600,767
Series 2024-11, Class D, 6.31%, 07/15/2032 (a)	1,000,000	1,005,016
Series 2024-5, Class C, 7.27%, 10/15/2031 (a)	982,900	999,523
Series 2025-1, Class D, 6.28%, 07/15/2032 (a)	160,000	160,203
Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 08/15/2031	1,000,000	1,026,358
Verus Securitization Trust, Series 2025-1, Class A3, 5.98%, 01/25/2070 (a)(b)	250,000	250,552
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 03/15/2029 (a)	2,000,000	2,050,523
Series 2023-4A, Class D, 7.19%, 07/16/2029 (a)	155,000	161,903
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	1,000,000	1,016,120
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	225,000	226,337
TOTAL ASSET-BACKED SECURITIES (Cost $17,271,154)		17,287,250

CORPORATE BONDS - 32.6%	Par	Value
Basic Materials - 0.5%
Celanese US Holdings LLC, 6.42%, 07/15/2027	250,000	254,654

Communications - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	375,000	382,321

Consumer, Cyclical - 3.7%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (a)	645,000	640,567
Ford Motor Credit Company LLC, 2.70%, 08/10/2026	260,000	250,507
General Motors Financial Company, Inc., 5.40%, 05/08/2027	130,000	131,313
Hyundai Capital America, 5.65%, 06/26/2026 (a)	125,000	126,264
Las Vegas Sands Corporation, 5.90%, 06/01/2027	250,000	253,311
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027(a)	502,500	506,414
		1,908,376

Energy - 3.4%
Columbia Pipelines Holding Company LLC, 6.04%, 08/15/2028 (a)	500,000	513,857
Expand Energy Corporation, 5.38%, 02/01/2029	720,000	711,959
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	525,000	504,114
		1,729,930

Financial - 22.6%
Ares Strategic Income Fund, 5.70%, 03/15/2028 (a)	760,000	760,730
Athene Global Funding, 2.95%, 11/12/2026 (a)	525,000	507,570
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027 (a)	550,000	512,138
Barclays PLC, 5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028	500,000	507,053
Blackstone Private Credit Fund, 2.63%, 12/15/2026	530,000	504,896
Blue Owl Credit Income Corporation, 7.75%, 09/16/2027	475,000	498,242
Corebridge Financial, Inc., 6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	1,200,000	1,235,174
GA Global Funding Trust, 4.40%, 09/23/2027 (a)	270,000	266,162
Global Atlantic Financial Company, 4.70% (5 yr. CMT Rate + 3.80%), 10/15/2051 (a)	1,280,000	1,232,210
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	510,000	497,336
Huntington Bancshares, Inc., 4.44% (SOFR + 1.97%), 08/04/2028	500,000	494,203
Jackson National Life Global Funding, 5.55%, 07/02/2027 (a)	240,000	243,214
Lloyds Banking Group PLC, 5.99% (1 yr. CMT Rate + 1.48%), 08/07/2027	500,000	507,427
Manufacturers & Traders Trust Company, 4.70%, 01/27/2028	500,000	496,570
NatWest Group PLC, 3.07% (1 yr. CMT Rate + 2.55%), 05/22/2028	550,000	527,518
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	725,000	783,215
Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), 01/06/2028	560,000	533,657
Santander UK Group Holdings PLC, 1.53% (1 yr. CMT Rate + 1.25%), 08/21/2026	525,000	515,232
Truist Financial Corporation, 6.05% (SOFR + 2.05%), 06/08/2027	700,000	710,682
VICI Properties LP / VICI Note Company, Inc., 3.75%, 02/15/2027 (a)	265,000	257,642
		11,590,871

Industrial - 0.5%
Boeing Company, 6.26%, 05/01/2027	250,000	256,307

Utilities - 1.2%
NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	275,000	279,454
Pacific Gas and Electric Company, 2.10%, 08/01/2027	350,000	323,603
		603,057
TOTAL CORPORATE BONDS (Cost $16,730,580)		16,725,516

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4%	Par	Value
Banc of America Re-Remic Trust, Series 2024-FRR3, Class C, 0.65%, 01/27/2050 (a)(c)(d)	750,000	666,445
BBCMS Trust
Series 2018-TALL, Class A, 5.23% (1 mo. Term SOFR + 0.92%), 03/15/2037 (a)	400,000	384,839
Series 2018-TALL, Class D, 5.95% (1 mo. Term SOFR + 1.65%), 03/15/2037 (a)	500,000	432,266
Series 2024-5C25, Class D, 4.00%, 03/15/2057 (a)	400,000	357,762
Series 2024-5C31, Class D, 4.25%, 12/15/2057 (a)	930,000	822,104
Benchmark Mortgage Trust
Series 2024-V5, Class C, 6.97%, 01/10/2057 (d)	500,000	522,496
Series 2024-V6, Class B, 6.79%, 03/15/2057	600,000	624,746
BMO Mortgage Trust
Series 2024-5C5, Class D, 4.50%, 02/15/2057 (a)	500,000	444,696
Series 2024-5C8, Class D, 4.50%, 12/15/2057 (a)	500,000	444,718
BPR Trust, Series 2022-OANA, Class A, 6.20% (1 mo. Term SOFR + 1.90%), 04/15/2037 (a)	500,000	501,240
BWAY Mortgage Trust, Series 2013-1515, Class B, 3.47%, 03/10/2033 (a)	325,000	301,508
Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, 10/10/2041 (a)(d)	500,000	506,769
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B, 7.54%, 11/10/2039 (a)(d)	670,000	702,645
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 7.20% (1 mo. Term SOFR + 2.89%), 03/15/2039 (a)	500,000	503,779
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class D, 6.34%, 01/13/2040 (a)(d)	375,000	379,033
Series 2025-SPRL, Class E, 6.68%, 01/13/2040 (a)(d)	400,000	405,175
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class B, 3.99%, 10/15/2048	670,000	664,319
Series 2015-C28, Class D, 3.56%, 10/15/2048 (a)(d)	400,000	359,314
RFM Reremic Trust, Series 2022-FRR1, Class AK55, 0.00%, 03/28/2049 (a)(c)(e)	260,000	243,019
TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 6.30% (1 mo. Term SOFR + 1.99%), 12/15/2039 (a)	575,000	575,243
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.38%, 08/15/2050 (d)	600,000	564,531
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class AS, 3.18%, 07/15/2048	500,000	483,898
Series 2016-C37, Class B, 4.29%, 12/15/2049 (d)	600,000	583,470
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,445,934)		11,474,015

COLLATERALIZED LOAN OBLIGATIONS - 8.6%	Par	Value
AGL CLO Ltd., Series 2021-13A, Class A1, 5.71% (3 mo. Term SOFR + 1.42%), 10/20/2034 (a)(c)	500,000	501,150
Blackrock CLO Ltd., Series 2024-1A, Class A1, 6.15% (3 mo. Term SOFR + 1.85%), 07/15/2036 (a)(c)	900,000	906,300
CIFC Funding Ltd., Series 2019-3A, Class CR2, 6.13% (3 mo. Term SOFR + 1.80%), 01/16/2038 (a)(c)	1,000,000	1,000,000
Golub Capital Partners CLO Ltd., Series 2019-45A, Class A1R, 5.91% (3 mo. Term SOFR + 1.62%), 07/20/2037 (a)(c)	1,000,000	1,004,500
Madison Park Funding Ltd., Series 2019-36A, Class D1RR, 6.85% (3 mo. Term SOFR + 2.55%), 04/15/2035 (a)(c)	1,000,000	1,000,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,411,806)		4,411,950

U.S. TREASURY SECURITIES - 1.2%	Par	Value
United States Treasury Note/Bond, 4.25%, 12/31/2026	605,000	605,425
TOTAL U.S. TREASURY SECURITIES (Cost $604,480)		605,425

SHORT-TERM INVESTMENTS - 2.8%		Value
Money Market Funds - 2.8%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.29% (f)	1,422,524	1,422,524
TOTAL SHORT-TERM INVESTMENTS (Cost $1,422,524)		1,422,524

TOTAL INVESTMENTS - 101.3% (Cost $51,886,478)		51,926,680
Liabilities in Excess of Other Assets - (1.3)%		(668,425)
TOTAL NET ASSETS - 100.0%		$51,258,255
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $31,722,723 or 61.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of January 31, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,321,414 or 10.4% of net assets as of January 31, 2025.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2025.

(e)	Principal only security.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

AAM SLC Low Duration Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$–	$17,287,250	$–	$17,287,250
Corporate Bonds	791,591	15,933,925	–	16,725,516
Collateralized Mortgage Obligations	–	10,564,551	909,464	11,474,015
Collateralized Loan Obligations	–	4,411,950	–	4,411,950
U.S. Treasury Securities	–	605,425	–	605,425
Money Market Funds	1,422,524	–	–	1,422,524
Total Investments	$2,214,115	$44,391,151	$5,321,414	$51,926,680

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in

AAM SLC Low Duration Income ETF:
Collateralized Mortgage Obligations
Balance as of 12/03/2024	$-
Net Realized Gain (Loss)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Purchases	909,464
Sales	-
Transfers Into Level 3	-
Transfers Out of Level 3	-
Balance as of 1/31/2025	$909,464

The following is a summary of qualitative information about Level 3 valued measurements in AAM SLC Low Duration Income ETF:

Collateralized Mortgage Obligations
Fair Value as of 1/31/2025	$909,464
Valuation Techniques	Acquisition Cost